    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 21, 2003



                                              SECURITIES ACT FILE NO. 333-101855

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--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[X]   Pre-Effective Amendment No. 1               [ ]   Post-Effective Amendment
                                No. ____________


                             JANUS INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                100 FILLMORE STREET, DENVER, COLORADO 80206-4928
                    (Address of Principal Executive Offices)

                                  303-333-3863
   (Registrant's Telephone Number, Including Area Code and Telephone Number)

                              KELLEY ABBOTT HOWES
                             JANUS INVESTMENT FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928
                    (Name and Address of Agent for Service)

            COPY TO: GEOFFREY R.T. KENYON, ESQ., GOODWIN PROCTER LLP
                  Exchange Place, Boston, Massachusetts 02109

                             ---------------------

                 Approximate Date of Proposed Public Offering:

  As soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of beneficial interest, $.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

                             JANUS INVESTMENT FUND

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This Registration Statement consists of the following papers and documents:

        Cover Sheet
        Table of Contents
        Janus Strategic Value Fund
         Part A -- Prospectus/Information Statement
         Part B -- Statement of Additional Information
         Part C -- Other Information
        Signature Page
        Exhibits

                                  [JANUS LOGO]


                                                                January 16, 2003


Dear Shareholder:


     This letter is a follow-up to my note to you dated December 13, 2002. At that time, I informed you that your funds' trustees approved the combination of Janus Special Situations Fund with Janus Strategic Value Fund. After careful consideration, we decided to combine these funds because they share similar investment objectives as well as the same portfolio manager.



     At the close of business on February 27, 2003, Janus Special Situations Fund will transfer its assets to Janus Strategic Value Fund. Each Janus Special Situations Fund shareholder will receive the number of shares of Janus Strategic Value Fund equal in value to his or her shares of Janus Special Situations Fund as of the date of the transaction. We have enclosed a Prospectus/Information Statement which describes the transaction in detail.


     The combined fund will be renamed "Janus Special Equity Fund" to reflect the similar investment objectives of the predecessor funds. As a shareholder, you will be investing in a fund with comparable objectives and the same portfolio manager as Janus Special Situations Fund. We also expect that the combined fund will provide you with the benefits of lower fund operating expenses.


     THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. Your assets will automatically be invested in Janus Strategic Value Fund as of the closing date. We believe this fund will play an important role in your investment portfolio. However, if you do not want to have your assets transferred to Janus Strategic Value Fund, please contact Janus to discuss alternatives no later than February 26, 2003. (Or, if we do not service your account directly, contact your financial institution.) You are a valued investor and, above all, we want you to be comfortable with your investment options.


     Thank you for your investment and your continued trust.

                                          Sincerely,

                                          MARK WHISTON

                                          Chief Executive Officer

                             JANUS INVESTMENT FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928

                        PROSPECTUS/INFORMATION STATEMENT


     This Prospectus/Information Statement is being furnished to shareholders of Janus Special Situations Fund in connection with an Agreement and Plan of Reorganization (the "Plan"). Under the Plan, shareholders of Janus Special Situations Fund will receive shares of Janus Strategic Value Fund equal in total value to their holdings in Janus Special Situations Fund as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, Janus Special Situations Fund will be dissolved. The Reorganization is expected to be effective on or about February 27, 2003.


     The Board of Trustees of Janus Investment Fund (the "Trust") determined that the shareholders of Janus Special Situations Fund will benefit by becoming shareholders of Janus Strategic Value Fund because the funds share similar objectives and investment strategies, have the same portfolio manager, and the larger combined fund should have lower operating expenses than Janus Special Situations Fund would have if it continued to operate as a stand-alone fund. The Board of Trustees was also advised by legal counsel that the Reorganization will be treated as a tax-free transaction for Janus Special Situations Fund and its shareholders. Shareholders of Janus Special Situations Fund are not being asked to vote on the Plan or approve the reorganization.


     Janus Strategic Value Fund and Janus Special Situations Fund are series of the Trust, a Massachusetts business trust registered as an open-end, diversified management investment company consisting of 26 separate series. Janus Capital Management LLC ("Janus") serves as the investment adviser to both of the funds. The investment objective of Janus Strategic Value Fund is long-term growth of capital, while Janus Special Situations Fund's is to seek capital appreciation.


     This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about Janus Strategic Value Fund, Janus Special Situations Fund, and the transactions contemplated by the Plan. Copies of the Prospectus for Janus Strategic Value Fund, dated February 25, 2002, and Janus Strategic Value Fund's most recent Annual Report to Shareholders are included with this Prospectus/Information Statement and are incorporated by reference.


     A Statement of Additional Information, dated January   , 2003 relating to
the proposed transactions described in this Prospectus/Information Statement has been filed with the SEC and is incorporated by reference in this Prospectus/Information Statement. Additional information relating to the funds and the Trust is contained in the Trust's Statement of Additional Information with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, dated February 25, 2002, Janus Special Situations Fund's Prospectus dated February 25, 2002 and Janus Special Situations Fund's Annual Report to Shareholders dated October 31, 2002, each of which has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a free copy of these documents by calling Janus at 1-800-525-3713.



     The SEC maintains a web site (http://www.sec.gov) that contains the
Statement of Additional Information dated January   , 2003 and other material
incorporated by reference, together with other information regarding Janus Strategic Value Fund and Janus Special Situations Fund.



     WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     The date of this Prospectus/Information Statement is January   , 2003.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SYNOPSIS....................................................    1
  The Reorganization........................................    1
  Investment Objectives And Policies........................    1
  Fees And Expenses.........................................    2
  Purchases/Redemptions/Exchanges...........................    3
  Dividends And Other Distributions.........................    3
PRINCIPAL RISK FACTORS......................................    3
THE REORGANIZATION..........................................    5
  The Plan..................................................    5
  Reasons for the Reorganization............................    6
  Federal Income Tax Consequences...........................    6
  Description of the Securities to be Issued................    7
  Capitalization............................................    8
SHARE OWNERSHIP.............................................    8
  Five Percent Holders......................................    8
  Shares Held by Officers and Trustees......................    9
Appendix A  Agreement and Plan of Reorganization............  A-1
PART B STATEMENT OF ADDITIONAL INFORMATION..................  B-1
  Pro Forma Financial Statements............................  B-2
PART C OTHER INFORMATION....................................  C-1
  ITEM 15. INDEMNIFICATION..................................  C-1
  ITEM 16. EXHIBITS.........................................  C-1
  ITEM 17. UNDERTAKINGS.....................................  C-6
SIGNATURES..................................................  C-7

                           JANUS STRATEGIC VALUE FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928

                        PROSPECTUS/INFORMATION STATEMENT


                        DATED JANUARY   , 2003


                                    SYNOPSIS

THE REORGANIZATION

     At a meeting held on December 10, 2002, the Board of Trustees of the Trust unanimously approved the Plan. The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of both Janus Special Situations Fund and Janus Strategic Value Fund, and that interests of shareholders of the two funds will not be diluted as a result of the transaction.


     Under the Plan, Janus Special Situations Fund will transfer substantially all of its assets to Janus Strategic Value Fund, and shareholders in Janus Special Situations Fund will receive shares of Janus Strategic Value Fund in exchange for their shares of Janus Special Situations Fund. Each Janus Special Situations Fund shareholder will receive full and fractional shares of Janus Strategic Value Fund equal in value to the total value of his or her shares of Janus Special Situations Fund as of the closing date of the Reorganization, which is expected to be February 27, 2003.


     According to the specific terms of the Plan, Janus Special Situations Fund will transfer substantially all of its assets to Janus Strategic Value Fund in exchange for shares of Janus Strategic Value Fund and Janus Strategic Value Fund's assumption of all known liabilities of Janus Special Situations Fund. Janus Special Situations Fund will then distribute these shares of Janus Strategic Value Fund to its shareholders in exchange for their shares of Janus Special Situations Fund, and Janus Special Situations Fund will be dissolved. Immediately after the Reorganization, each person who held shares in Janus Special Situations Fund will hold shares in Janus Strategic Value Fund with exactly the same total value. The combined fund will be renamed "Janus Special Equity Fund." The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Information Statement.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) are the receipt by each fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to Janus Special Situations Fund and its shareholders.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

  INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of Janus Strategic Value Fund is long-term growth of capital, while the investment objective of Janus Special Situations Fund is capital appreciation.


     Both funds apply a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the fund's assets may be in cash or similar investments. While Janus Strategic Value Fund applies a value approach to investing, and Janus Special Situations Fund focuses on stocks of "special situation" companies, both approaches share an emphasis on stocks that the portfolio manager believe have been undervalued, with an emphasis on a company's free cash flow. The Combined Fund will adopt an investment restriction which provides that, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities.

     Janus Strategic Value Fund invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and the company's available cash from operations minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

     Janus Special Situations Fund invests primarily in common stocks selected for their capital appreciation potential. Janus Special Situations Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition;
(ii) a new or improved product, service, operation or technological advance;
(iii) changes in senior management; or (iv) significant changes in cost structure. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


     Both funds have identical investment restrictions. For example, each fund will limit its investment in high-yield/high-risk bonds, also known as junk bonds, to less than 35% of its net assets.


     As of the closing date of the Reorganization, the combined Fund will adopt an investment restriction which provides that, under normal circumstances, it will invest at least 80% of net assets in equity securities. Thereafter, this restriction could be changed on 60 days advance notice to shareholders.

  FEES AND EXPENSES


     This table discloses the fees and expenses that you may pay if you buy and hold shares of either fund. As shown by this table, there are no transaction charges when you buy or sell shares of either fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE PAYABLE IN CONNECTION WITH THE REORGANIZATION.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge Imposed on Purchases...........................   None
Sales Charge Imposed on Reinvested Dividends................   None
Deferred Sales Charges......................................   None
Redemption Fees.............................................   None
Exchange Fees...............................................   None
Maximum Account Fee.........................................   None


     Set forth below is a comparison of each fund's operating expenses for the fiscal year ended October 31, 2002. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                            MANAGEMENT   12B-1    OTHER     TOTAL OPERATING
JANUS INVESTMENT FUND                          FEES      FEES    EXPENSES      EXPENSES
---------------------                       ----------   -----   --------   ---------------
Janus Strategic Value Fund................    .65%       None      .36%         1.01%
Janus Special Situations Fund.............    .65%       None      .33%          .98%
Pro Forma Combined (Janus Strategic Value
  Fund)...................................    .65%       None      .33%          .98%



     Total Operating Expenses include management fees and administrative costs such as shareholder record keeping and reports, custodian and pricing services and registration fees.


  EXAMPLE


     To illustrate the effect of Operating Expenses, assume that each fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



JANUS INVESTMENT FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                                 ------   -------   -------   --------
Janus Strategic Value Fund..........................   $103     $322      $558      $1,236
Janus Special Situations Fund.......................    100      312       542       1,201
Pro Forma Combined (Janus Strategic Value Fund).....   $100     $312      $542      $1,201



     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.


  PURCHASES/REDEMPTIONS/EXCHANGES


     Procedures to purchase, redeem and exchange shares of each of Janus Strategic Value Fund and Janus Special Situations Fund are identical.


  DIVIDENDS AND OTHER DISTRIBUTIONS

     Janus Strategic Value Fund and Janus Special Situations Fund each pays net investment income dividends annually. Each fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the funds.

                             PRINCIPAL RISK FACTORS

     Janus Strategic Value Fund has substantially the same risk factors as Janus Special Situations Fund (except for the risks associated with value investing, which apply only to Janus Strategic Value Fund). These risk factors are summarized below.

     Stock Market Risk. Each fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the share price of the funds may also decrease. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations.

     Nondiversification. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund, such as Janus Strategic Value Fund or Janus Special Situations Fund, has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

     Value Investing (Janus Strategic Value Fund only). If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Janus Strategic Value Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.


     Special Situations. The fund may invest in special situations. A special situation arises when, in the opinion of the fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.



     Foreign Investing Risk. Each fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the fund's performance may depend on issues other than the performance of a particular company. These issues include:


     - Currency Risk. As long as a fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

     - Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a fund's assets from that country.

     - Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

     - Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets there may not be protection against failure by other parties to complete transactions.

     - Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     Bond Risk. Each fund may invest in high-yield/high-risk bonds (or "junk" bonds), which are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

     Hedging Risk. Each fund may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. Each fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Each fund's performance could be worse than if the fund had not used such instruments if the portfolio manager's judgment proves incorrect.

     Emerging Companies Risk. Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                               THE REORGANIZATION

THE PLAN

     The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Information Statement.

     The Plan contemplates (i) Janus Strategic Value Fund's acquiring substantially all of the assets of Janus Special Situations Fund in exchange solely for shares of Janus Strategic Value Fund and the assumption by Janus Strategic Value Fund of all of Janus Special Situations Fund's known liabilities, if any, as of the closing date, and (ii) the distribution on the closing date of such shares to the shareholders of Janus Special Situations Fund.


     The value of Janus Special Situations Fund's assets to be acquired and the amount of its liabilities to be assumed by Janus Strategic Value Fund and the net asset value of a share of Janus Special Situations Fund will be determined as of the close of regular trading on the NYSE on the closing date and will be determined in accordance with the valuation procedures described in the then-current Janus Strategic Value Fund Prospectus and SAI. When market quotations are not readily available, or events or circumstances that may effect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value (NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Information Statement. The closing date is expected to be on or about February 27, 2003.


     As soon as practicable after the closing date, Janus Special Situations Fund will distribute pro rata to its shareholders of record the shares of Janus Strategic Value Fund it receives in the Reorganization, so that each shareholder of Janus Special Situations Fund will receive a number of full and fractional shares of Janus Strategic Value Fund equal in value to his or her holdings in Janus Special Situations Fund. Janus Special Situations Fund will be dissolved soon thereafter. Such distribution will be accomplished by opening accounts on the books of Janus Strategic Value Fund in the names of Janus Special Situations Fund shareholders and by transferring thereto the shares of Janus Strategic Value Fund previously credited to the account of Janus Special Situations Fund on those books. Each shareholder account shall be credited with the pro rata number of Janus Strategic Value Fund's shares due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of Janus Special Situations Fund will own shares of Janus Strategic Value Fund that will be equal to the value of that shareholder's shares of Janus Special Situations Fund immediately prior to the Reorganization. Any special options (for example, automatic investment, automatic withdrawal and systematic exchange plans on current Janus Special Situations Fund shareholder accounts) will automatically transfer to the new accounts.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by the Trust's Board of Trustees if it determines that the Reorganization would disadvantage either fund. The Trust's officers may change or postpone the closing date.

REASONS FOR THE REORGANIZATION


     Janus Special Situations Fund was established in 1996 to pursue a subset of "value" investing (namely investing in "special situation" stocks). In September 1999, Janus Strategic Value Fund was created to pursue a somewhat broader approach to value investing. In practice, Janus Strategic Value Fund has had somewhat better performance and is now a much larger fund than Janus Special Situations Fund. Currently the two funds have substantially similar investment characteristics and are managed by the same portfolio manager.


     At a meeting held on December 10, 2002, the Board of Trustees of the Trust unanimously determined that the Reorganization is in the best interests of the shareholders of Janus Special Situations Fund and Janus Strategic Value Fund, and that the interests of shareholders of Janus Special Situations Fund and Janus Strategic Value Fund, respectively, will not be diluted as a result of the Reorganization.

     In approving the Reorganization, the Board of Trustees of the Trust considered a number of factors, including the following:

          (1) Janus Strategic Value Fund and Janus Special Situations Fund have the same portfolio manager, identical investment restrictions and share similar objectives and investment strategies;

          (2) the historical expense ratio of Janus Special Situations Fund as compared to its asset base is higher than the historical expense ratio of Janus Strategic Value Fund;

          (3) the Reorganization will permit fixed costs to be spread over a larger asset base, which over time may result in a slight decrease in the operating expenses of Janus Strategic Value Fund; and

          (4) the Reorganization will be treated as a tax-free transaction to Janus Special Situations Fund and its shareholders.

     The Board of Trustees also considered alternatives to the Reorganization, such as liquidating Janus Special Situations Fund or maintaining the status quo, and concluded that the Reorganization will produce a better result for all parties. In this regard, the Boards of Trustees recognized that Janus will also benefit from the Reorganization as a result of a reduction in its costs associated with operating Janus Special Situations Fund.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the Trust will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

     - the transfer of all or substantially all of the assets of Janus Special Situations Fund solely in exchange for Janus Strategic Value Fund shares and the assumption by Janus Strategic Value Fund of all known liabilities of Janus Special Situations Fund, and the distribution of such shares to the shareholders of Janus Special Situations Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code; Janus Strategic Value Fund and Janus Special Situations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     - no gain or loss will be recognized by Janus Special Situations Fund on the transfer of the assets of Janus Special Situations Fund to Janus Strategic Value Fund in exchange for Janus Strategic Value Fund shares and the assumption by Janus Strategic Value Fund of all known liabilities of Janus Special Situations Fund or upon the distribution of Janus Strategic Value Fund shares to Janus Special Situations Fund shareholders in exchange for their shares of Janus Special Situations Fund;

     - the tax basis of Janus Special Situations Fund's assets acquired by Janus Strategic Value Fund will be the same to Janus Strategic Value Fund as the tax basis of such assets to Janus Special Situations Fund immediately prior to the reorganization, and the holding period of the assets of Janus Special Situations

       Fund in the hands of Janus Strategic Value Fund will include the period during which those assets were held by Janus Special Situations Fund;

     - no gain or loss will be recognized by Janus Strategic Value Fund upon the receipt of the assets of Janus Special Situations Fund solely in exchange for Janus Strategic Value Fund shares and the assumption by Janus Strategic Value Fund of all known liabilities of Janus Special Situations Fund;

     - no gain or loss will be recognized by shareholders of Janus Special Situations Fund upon the receipt of Janus Strategic Value Fund shares by such shareholders, provided such shareholders receive solely Janus Strategic Value Fund shares (including fractional shares) in exchange for their Janus Special Situations Fund shares; and

     - the aggregate tax basis of Janus Strategic Value Fund shares, including any fractional shares, received by each shareholder of Janus Special Situations Fund pursuant to the reorganization will be the same as the aggregate tax basis of Janus Special Situations Fund shares held by such shareholder immediately prior to the reorganization, and the holding period of Janus Strategic Value Fund shares, including fractional shares, to be received by each shareholder of Janus Special Situations Fund will include the period during which Janus Special Situations Fund shares exchanged therefor were held by such shareholder (provided that Janus Special Situations Fund shares were held as a capital asset on the date of the reorganization).

     The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of Janus Special Situations Fund in exchange for Janus Strategic Value Fund shares and the assumption by Janus Strategic Value Fund of all known liabilities of Janus Special Situations Fund do not constitute a tax-free reorganization, each Janus Special Situations Fund shareholder generally will recognize gain or loss equal to the difference between the value of Janus Strategic Value Fund shares such shareholder acquires and the tax basis of such shareholder's Janus Special Situations Fund shares.

     Shareholders of the funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the funds should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.


     As of October 31, 2002, Janus Special Situations Fund and Janus Strategic Value Fund had unutilized capital loss carryovers of approximately $385 million and $558 million, respectively. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryovers may in part be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of Janus Strategic Value Fund. As a result, some or all of the capital loss carryovers may expire unutilized. The Trustees of the Trust took the tax treatment of the transaction into account in concluding that the proposed Reorganization would be in the best interests of the funds and their shareholders.



     JANUS SPECIAL SITUATIONS FUND MAY SELL SECURITIES BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION. AFTER THE CLOSING, JANUS STRATEGIC VALUE FUND MAY DISPOSE OF CERTAIN SECURITIES RECEIVED BY IT FROM JANUS SPECIAL SITUATIONS FUND. SUCH SALES MAY RESULT IN TRANSACTION COSTS AND CAPITAL GAINS (OR LOSSES). THE FUNDS EXPECT CAPITAL GAINS (IF ANY) TO BE INSIGNIFICANT. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.


DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Each share of Janus Strategic Value Fund represents an equal proportionate interest in Janus Strategic Value Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to Janus Strategic Value Fund when declared by the Trustees. In the event Janus Strategic Value Fund were to be liquidated in the future, shareholders would be entitled to share pro rata in the net assets belonging to Janus Strategic Value Fund available for distribution. Shares of Janus Strategic Value Fund have identical voting, dividend, redemption, liquidation, and other rights. When issued, each share is fully paid and nonassessable by the Trust, has no preemptive or subscription rights, and is fully transferable. There are no conversion rights.

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the funds. However, special meetings may be called for a specific fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each fund only if a matter affects or requires the vote of only that fund or that fund's interest in the matter differs from the interest of other portfolios of the Trust. Shareholders are entitled to one vote for each share owned.

     Under Massachusetts law, shareholders of the funds could, under certain circumstances, be held liable for the obligations of their fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the funds for all losses and expenses of any fund shareholder held liable for the obligations of their fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the funds is limited to circumstances in which their fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the funds to avoid, to the extent possible, liability of shareholders for liabilities of their fund.

CAPITALIZATION


     The following table shows the capitalization of Janus Special Situations Fund and Janus Strategic Value Fund as of October 31, 2002, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date.


                                                                                JANUS
                                                                   JANUS       SPECIAL
                                                    PRO FORMA    STRATEGIC    SITUATIONS
                                                     COMBINED    VALUE FUND      FUND
                                                    ----------   ----------   ----------
Net Assets (000)..................................  $1,900,461   $1,287,494    $612,967
Net Asset Value per share.........................  $     6.95   $     6.95    $  10.37
Shares Outstanding (000)..........................     273,511      185,314      59,135


     Information about Janus Strategic Value Fund is incorporated by reference to the prospectus of Janus Strategic Value Fund, dated February 25, 2002 and its Statement of Additional Information, dated February 25, 2002. Information about Janus Special Situations Fund is incorporated by reference to the prospectus of Janus Special Situations Fund, dated February 25, 2002 and its Statement of Additional Information, dated February 25, 2002.


                                SHARE OWNERSHIP

FIVE PERCENT HOLDERS


     Except as set forth in the table below, at January 9, 2003, there was no person who was known by the Trust to own beneficially or of record 5% or more of either fund's outstanding shares.



                                                           JANUS STRATEGIC    JANUS SPECIAL
                                                             VALUE FUND      SITUATIONS FUND
                                                           ---------------   ---------------
Charles Schwab & Co. Inc. ...............................      16.58%            13.49%
National Financial Services Co. .........................       6.05%             7.70%

SHARES HELD BY OFFICERS AND TRUSTEES


     At January 9, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 10th day of December, 2002, by and between Janus Investment Fund, a Massachusetts business trust (the "Trust"), on behalf of the Janus Special Situations Fund series of the Trust (the "Predecessor Fund"), and the Janus Strategic Value Fund series of the Trust (the "Successor Fund").


     All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for shares of beneficial interest in the Successor Fund ("New Shares") having a net asset value equal to the net asset value of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the New Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of the Predecessor Fund and the Successor Fund, respectively, that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the Commonwealth of Massachusetts and that the interests of existing shareholders will not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Plan of Reorganization

     1.1 Subject to the terms and conditions herein set forth [and on the basis of the representations and warranties contained herein], the Trust shall (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund, (ii) cause the Successor Fund to deliver to the Trust a number of full and fractional New Shares of the Successor Fund equal to the number of shares of the Predecessor Fund as of the time and date set forth in Article 2 and (iii) assume all the liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

     1.2 The assets of the Predecessor Fund to be acquired by the Successor Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the closing date provided in paragraph 2.1 (the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Predecessor Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Successor Fund and may be enforced against the Successor Fund to the same extent as if the same had been incurred by the Successor Fund.

     1.3 The Predecessor Fund will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the corresponding New Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the New Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders and representing the respective pro rata number of the New Shares of the corresponding class due such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the New Shares in connection with such exchange. Ownership of New Shares will be shown on the books of the Trust's transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund, and change the name of the Successor Fund to "Janus Special Equity Fund."

2.  Closing and Closing Date


     2.1 The Closing Date shall be February 27, 2003, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, or at such other time and/or place as the parties may agree.


     2.2 The Trust shall cause Janus Services LLC (the "Transfer Agent"), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the New Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such New Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.  Representations and Warranties

     3.1 The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

          (i) the Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund (other than as contemplated in paragraph 4.1(vi)) are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Declaration of Trust or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

     3.2 The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

          (i) The Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

4.  Conditions Precedent

     4.1 The obligations of the Trust on behalf of each of the Predecessor Fund and the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

          (i) The Trust shall have filed with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act") and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect the registration of the New Shares (the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

          (ii) The applicable New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

          (iii) All representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

          (iv) All representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

          (v) The Trust on behalf of each of the Predecessor Fund and the Successor Fund shall have received an opinion from Goodwin Procter LLP regarding certain tax matters in connection with the Reorganization.

5.  Expenses

     All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by Janus Capital.

6.  Entire Agreement

     The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.  Termination

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

8.  Amendments

     This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.  Notices

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

     10.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     10.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     10.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     10.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.


     10.5 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust of the Trust. The Trust is a series company with twenty-six series and has entered into this Agreement on behalf of the Predecessor Fund and the Successor Fund.


     10.6 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

     IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.


ATTEST                                             JANUS INVESTMENT FUND, on behalf of its
                                                   separate series Janus Strategic Value Fund
For and on behalf of Janus Strategic Value
  Fund

Name:                                              By:
--------------------------------------------       --------------------------------------------
       Secretary                                   Name:
                                                   Title:

ATTEST                                             JANUS INVESTMENT FUND, on behalf of its
                                                   separate series Janus Special Situations
                                                   Fund
For and on behalf of Janus Special
  Situations Fund

Name:                                              By:
--------------------------------------------       --------------------------------------------
       Secretary                                   Name:
                                                   Title:

                                                                          PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                         JANUS SPECIAL SITUATIONS FUND
                                  a series of
                             Janus Investment Fund
                              100 Fillmore Street
                          Denver, Colorado 80206-4928

                        By and in Exchange for Shares of

                           JANUS STRATEGIC VALUE FUND
                                  a series of
                             Janus Investment Fund
                              100 Fillmore Street
                          Denver, Colorado 80206-4928

     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets and all the liabilities of Janus Special Situations Fund, a series of Janus Investment Fund, to Janus Strategic Value Fund, a series of Janus Investment Fund, in exchange for shares of Janus Strategic Value Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

          (1) the Statement of Additional Information of Janus Investment Fund with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, dated February 25, 2002;

          (2) the Annual Report of Janus Strategic Value Fund for the year ended October 31, 2002; and

          (3) the Annual Report of Janus Special Situations Fund for the year ended October 31, 2002.


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information
Statement dated January   , 2003. A copy of the Prospectus/ Information
Statement may be obtained without charge by contacting Janus Capital Management LLC ("Janus"), at 100 Fillmore Street, Denver, Colorado 80206-4928 or by telephoning Janus toll free at 1-800-525-3713.



   The date of this Statement of Additional Information is January   , 2003.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
Additional Information About Janus Strategic Value Fund and
  Janus Special Situations Fund.............................    B-2
Financial Statements........................................    B-2
Pro Forma Financial Statements..............................    B-2


   ADDITIONAL INFORMATION ABOUT JANUS STRATEGIC VALUE FUND AND JANUS SPECIAL
                                SITUATIONS FUND

     This Statement of Additional Information is accompanied by the following documents which contain additional information about Janus Strategic Value Fund and Janus Special Situations Fund and which are incorporated by reference herein:

          1. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000050);

          3. The Supplement, dated April 3, 2002, to the Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, as filed with the Securities and Exchange Commission on April 3, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000069); and

          4. The Supplement, dated May 13, 2002, to the Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, as filed with the Securities and Exchange Commission on May 13, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000082).

                              FINANCIAL STATEMENTS

     Historical financial information regarding Janus Strategic Value Fund and Janus Special Situations Fund is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

          1. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its open funds, including Janus Strategic Value Fund and Janus Special Situations Fund, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000050.

                         PRO FORMA FINANCIAL STATEMENTS

     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2002. The unaudited pro forma schedule of investments, and statement of assets and liabilities reflect the combined financial position of the Strategic Value Fund and the Special Situations Fund at October 31, 2002. The unaudited pro forma statement of operations reflects the combined results of operations of the Strategic Value Fund and the Special Situations Fund for the year ended October 31, 2002. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for both the Strategic Value and Special Situations Fund under accounting principles generally accepted in the United States of America in the investment company industry. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Special Situations Fund for pre-combination periods will not be restated.

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                     FOR THE PERIOD ENDED OCTOBER 31, 2002

                                                                          SHARES                          MARKET VALUE
                                                    --------------------------------------------------   ---------------
                                                     JANUS SPECIAL    JANUS STRATEGIC                     JANUS SPECIAL
                                                    SITUATIONS FUND     VALUE FUND         COMBINED      SITUATIONS FUND
                                                    ---------------   ---------------   --------------   ---------------
COMMON STOCK -- 99.3%
ADVERTISING SALES -- 0.3%
Lamar Advertising Co.*............................        149,305                 --           149,305       5,067,412
APPAREL MANUFACTURERS -- 2.1%
Liz Claiborne, Inc. ..............................        410,260            920,045         1,330,305      12,192,927
AUTOMOTIVE -- CARS AND LIGHT TRUCKS -- 2.2%
Nissan Motor Company, Ltd.**......................             --          5,391,000         5,391,000              --
AUTOMOTIVE -- TRUCK PARTS & EQUIPMENT -- 4.5%
Lear Corp.*.......................................        679,685          1,671,600         2,351,285      24,842,487
BROADCAST SERVICES AND PROGRAMMING -- 7.3%
Liberty Media Corp. -- Class A*...................      6,894,270          9,899,750        16,794,020      57,015,613
BUILDING -- PRODUCTS -- CEMENT AND
  AGGREGATE -- 4.0%
Cemex S.A. de C.V. (ADR)..........................             --          3,724,550         3,724,550              --
CASINO HOTELS -- 2.8%
Station Casinos, Inc.*............................      1,251,535          1,675,820         2,927,355      22,515,115
COMMERCIAL SERVICES -- 1.9%
Arbitron, Inc.*...................................        772,066            271,160         1,043,226      26,366,054
COMMERCIAL SERVICES -- FINANCE -- 1.9%
Moody's Corp......................................        217,945            533,475           751,420      10,265,210
COMPUTER SERVICES -- 5.1%
Ceridian Corp.*...................................      2,690,620          4,390,995         7,081,615      37,076,744
COMPUTERS -- 5.3%
Apple Computer, Inc.*.............................      2,170,550          4,049,495         6,220,045      34,880,739
CONTAINERS -- PAPER AND PLASTIC -- 3.4%
Packaging Corporation of America*.................             --          3,734,160         3,734,160              --
DIAGNOSTIC KITS -- 0.4%
Biosite, Inc.*....................................        275,000                 --           275,000       7,942,000
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.2%
SPX Corp.*........................................        444,880            801,280         1,246,160      18,689,409
Tyco International, Ltd...........................      1,358,730          1,926,570         3,285,300      19,647,236
ELECTRONIC DESIGN AUTOMATION -- 3.5%
Cadence Design Systems, Inc.*.....................      2,310,610          4,252,560         6,563,170      23,406,479
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
Computer Associates International, Inc. ..........      1,602,665          1,644,800         3,247,465      23,815,602
FINANCE -- CONSUMER LOANS -- 1.0%
SLM Corp..........................................             --            187,670           187,670              --
FINANCE -- CREDIT CARD -- 0.8%
American Express Co. .............................             --            429,535           429,535              --
FINANCE -- MORTGAGE LOAN BANKER -- 3.6%
Fannie Mae........................................             --          1,031,860         1,031,860              --
IDENTIFICATION SYSTEMS AND DEVICES -- 0%
Brady Corp. -- Class A............................            970                 --               970          32,000
INTERNET BROKERS -- 1.0%
E*TRADE Group, Inc.*..............................      4,204,556                 --         4,204,556      18,920,502
MEDICAL INFORMATION SYSTEMS -- 0.9%
IMS Health, Inc. .................................      1,083,710                 --         1,083,710      16,298,998

                                                              MARKET VALUE
                                                    --------------------------------
                                                    JANUS STRATEGIC
                                                      VALUE FUND         COMBINED
                                                    ---------------   --------------
COMMON STOCK -- 99.3%
ADVERTISING SALES -- 0.3%
Lamar Advertising Co.*............................              --         5,067,412
APPAREL MANUFACTURERS -- 2.1%
Liz Claiborne, Inc. ..............................      27,343,737        39,536,664
AUTOMOTIVE -- CARS AND LIGHT TRUCKS -- 2.2%
Nissan Motor Company, Ltd.**......................      41,409,620        41,409,620
AUTOMOTIVE -- TRUCK PARTS & EQUIPMENT -- 4.5%
Lear Corp.*.......................................      61,096,980        85,939,467
BROADCAST SERVICES AND PROGRAMMING -- 7.3%
Liberty Media Corp. -- Class A*...................      81,870,932       138,886,545
BUILDING -- PRODUCTS -- CEMENT AND
  AGGREGATE -- 4.0%
Cemex S.A. de C.V. (ADR)..........................      75,496,628        75,496,628
CASINO HOTELS -- 2.8%
Station Casinos, Inc.*............................      30,148,002        52,663,116
COMMERCIAL SERVICES -- 1.9%
Arbitron, Inc.*...................................       9,260,114        35,626,168
COMMERCIAL SERVICES -- FINANCE -- 1.9%
Moody's Corp......................................      25,126,672        35,391,882
COMPUTER SERVICES -- 5.1%
Ceridian Corp.*...................................      60,507,911        97,584,655
COMPUTERS -- 5.3%
Apple Computer, Inc.*.............................      65,075,385        99,956,123
CONTAINERS -- PAPER AND PLASTIC -- 3.4%
Packaging Corporation of America*.................      64,899,701        64,899,701
DIAGNOSTIC KITS -- 0.4%
Biosite, Inc.*....................................              --         7,942,000
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.2%
SPX Corp.*........................................      33,661,773        52,351,182
Tyco International, Ltd...........................      27,858,202        47,505,438
ELECTRONIC DESIGN AUTOMATION -- 3.5%
Cadence Design Systems, Inc.*.....................      43,078,433        66,484,912
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
Computer Associates International, Inc. ..........      24,441,728        48,257,330
FINANCE -- CONSUMER LOANS -- 1.0%
SLM Corp..........................................      19,281,216        19,281,216
FINANCE -- CREDIT CARD -- 0.8%
American Express Co. .............................      15,622,188        15,622,188
FINANCE -- MORTGAGE LOAN BANKER -- 3.6%
Fannie Mae........................................      68,990,160        68,990,160
IDENTIFICATION SYSTEMS AND DEVICES -- 0%
Brady Corp. -- Class A............................              --            32,000
INTERNET BROKERS -- 1.0%
E*TRADE Group, Inc.*..............................              --        18,920,502
MEDICAL INFORMATION SYSTEMS -- 0.9%
IMS Health, Inc. .................................              --        16,298,998

                                                                          SHARES                          MARKET VALUE
                                                    --------------------------------------------------   ---------------
                                                     JANUS SPECIAL    JANUS STRATEGIC                     JANUS SPECIAL
                                                    SITUATIONS FUND     VALUE FUND         COMBINED      SITUATIONS FUND
                                                    ---------------   ---------------   --------------   ---------------
MULTIMEDIA -- 2.4%
Viacom, Inc. -- Class B*..........................        429,190            589,715         1,018,905      19,146,166
NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
Allied Waste Industries, Inc.*....................      1,300,000          1,842,420         3,142,420      10,595,000
OIL COMPANIES -- EXPLORATION AND
  PRODUCTION -- 2.6%
Magnum Hunter Resources, Inc.*,#..................      2,278,075                 --         2,278,075      11,845,990
Apache Corp.......................................             --            598,825           598,825              --
Ocean Energy, Inc. ...............................             --            300,000           300,000              --
OIL REFINING AND MARKETING -- 3.7%
SK Corp.**........................................      2,322,930          3,961,180         6,284,110      26,213,629
PAPER AND RELATED PRODUCTS -- 1.4%
Rayonier, Inc. ...................................             --            612,065           612,065              --
PETROCHEMICALS -- 3.4%
Reliance Industries, Ltd..........................      5,208,741          6,378,859        11,587,600      28,738,396
PIPELINES -- 4.2%
Kinder Morgan Management LLC*,#...................        534,486          2,183,266         2,717,752      15,890,269
PRINTING -- COMMERCIAL -- 1.7%
Valassis Communications, Inc.*....................             --          1,265,525         1,265,525              --
PUBLISHING -- NEWSPAPERS -- 0.8%
New York Times Co. -- Class A.....................             --            325,025           325,025              --
PUBLISHING -- PERIODICALS -- 0.4%
Playboy Enterprises, Inc. -- Class B*.............        916,900                 --           916,900       7,601,101
RADIO -- 1.3%
Westwood One, Inc.*...............................        703,785                 --           703,785      25,547,396
RECREATIONAL CENTERS -- 0.9%
Bally Total Fitness Holding Corp.*,#..............      1,941,905            535,060         2,476,965      13,204,954
REINSURANCE -- 3.4%
Berkshire Hathaway, Inc. -- Class A*..............             --             26,569            26,569              --
RETAIL -- TOY STORE -- 2.1%
Toys "R" Us, Inc.*................................      1,363,490          2,558,745         3,922,235      13,621,265
RETAIL -- VIDEO RENTAL -- 0.7%
Blockbuster, Inc. -- Class A......................        360,385            224,160           584,545       8,638,428
SATELITE TELECOMMUNICATIONS -- 2.2%
EchoStar Communications Corp.*....................        829,975          1,182,470         2,012,445      16,923,190
TELEVISION -- 1.6%
SBS Broadcasting S.A.*............................      1,009,350          1,067,640         2,076,990      15,140,250
TOBACCO -- 0.9%
Vector Group, Ltd.................................        368,447          1,197,736         1,566,183       3,868,694
TOYS -- 3.8%
Mattel, Inc. .....................................      1,309,000          2,598,820         3,907,820      24,033,240
TRAVEL SERVICES -- 0.6%
USA Interactive*..................................        425,000                 --           425,000      10,748,250
WEB PORTALS/INTERNET SERVICE PROVIDERS -- 0.2%
EarthLink, Inc.*..................................        490,195                 --           490,195       2,995,091
                                                     ------------     --------------    --------------    ------------
Total Common Stock (cost         )................   $743,141,862     $1,437,803,134    $2,180,944,996    $613,725,834
                                                     ------------     --------------    --------------    ------------
CORPORATE BONDS -- 0.3%
RETAIL -- DISCOUNT -- 0%
Ames Department Stores, Inc., 10.00% senior notes,
  due 4/15/06+....................................      6,700,000         10,225,000        16,925,000          75,375

                                                              MARKET VALUE
                                                    --------------------------------
                                                    JANUS STRATEGIC
                                                      VALUE FUND         COMBINED
                                                    ---------------   --------------
MULTIMEDIA -- 2.4%
Viacom, Inc. -- Class B*..........................      26,307,186        45,453,352
NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
Allied Waste Industries, Inc.*....................      15,015,723        25,610,723
OIL COMPANIES -- EXPLORATION AND
  PRODUCTION -- 2.6%
Magnum Hunter Resources, Inc.*,#..................              --        11,845,990
Apache Corp.......................................      32,372,480        32,372,480
Ocean Energy, Inc. ...............................       5,589,000         5,589,000
OIL REFINING AND MARKETING -- 3.7%
SK Corp.**........................................      44,700,832        70,914,461
PAPER AND RELATED PRODUCTS -- 1.4%
Rayonier, Inc. ...................................      25,816,902        25,816,902
PETROCHEMICALS -- 3.4%
Reliance Industries, Ltd..........................      35,194,335        63,932,730
PIPELINES -- 4.2%
Kinder Morgan Management LLC*,#...................      64,908,498        80,798,767
PRINTING -- COMMERCIAL -- 1.7%
Valassis Communications, Inc.*....................      32,650,545        32,650,545
PUBLISHING -- NEWSPAPERS -- 0.8%
New York Times Co. -- Class A.....................      15,734,460        15,734,460
PUBLISHING -- PERIODICALS -- 0.4%
Playboy Enterprises, Inc. -- Class B*.............              --         7,601,101
RADIO -- 1.3%
Westwood One, Inc.*...............................              --        25,547,396
RECREATIONAL CENTERS -- 0.9%
Bally Total Fitness Holding Corp.*,#..............       3,638,408        16,843,362
REINSURANCE -- 3.4%
Berkshire Hathaway, Inc. -- Class A*..............      65,359,740        65,359,740
RETAIL -- TOY STORE -- 2.1%
Toys "R" Us, Inc.*................................      25,561,863        39,183,128
RETAIL -- VIDEO RENTAL -- 0.7%
Blockbuster, Inc. -- Class A......................       5,373,115        14,011,544
SATELITE TELECOMMUNICATIONS -- 2.2%
EchoStar Communications Corp.*....................      24,110,563        41,033,754
TELEVISION -- 1.6%
SBS Broadcasting S.A.*............................      16,014,600        31,154,850
TOBACCO -- 0.9%
Vector Group, Ltd.................................      12,576,228        16,444,922
TOYS -- 3.8%
Mattel, Inc. .....................................      47,714,335        71,747,575
TRAVEL SERVICES -- 0.6%
USA Interactive*..................................              --        10,748,250
WEB PORTALS/INTERNET SERVICE PROVIDERS -- 0.2%
EarthLink, Inc.*..................................              --         2,995,091
                                                    --------------    --------------
Total Common Stock (cost         )................  $1,273,808,195    $1,887,534,029
                                                    --------------    --------------
CORPORATE BONDS -- 0.3%
RETAIL -- DISCOUNT -- 0%
Ames Department Stores, Inc., 10.00% senior notes,
  due 4/15/06+....................................         115,031           190,406

                                                                          SHARES                          MARKET VALUE
                                                    --------------------------------------------------   ---------------
                                                     JANUS SPECIAL    JANUS STRATEGIC                     JANUS SPECIAL
                                                    SITUATIONS FUND     VALUE FUND         COMBINED      SITUATIONS FUND
                                                    ---------------   ---------------   --------------   ---------------
TOBACCO -- 0.3%
Vector Group, Ltd., 6.25% convertible subordinated
  notes, due 7/15/08***...........................             --         10,000,000        10,000,000              --
                                                     ------------     --------------    --------------    ------------
Total Corporate Bonds (cost         ).............   $  3,139,242     $   14,761,403    $   17,900,645    $     75,375
                                                     ------------     --------------    --------------    ------------
Total Investments (total cost         ) --99.6%...   $746,281,104     $1,452,564,537    $2,198,845,641    $613,801,209
                                                     ------------     --------------    --------------    ------------
Cash, Receivables and Other Assets, Net of
  Liabilities -- 0.4%.............................                                                        $   (833,715)
                                                     ------------     --------------    --------------    ------------
NET ASSETS -- 100%................................                                                        $612,967,494
                                                     ------------     --------------    --------------    ------------

                                                              MARKET VALUE
                                                    --------------------------------
                                                    JANUS STRATEGIC
                                                      VALUE FUND         COMBINED
                                                    ---------------   --------------
TOBACCO -- 0.3%
Vector Group, Ltd., 6.25% convertible subordinated
  notes, due 7/15/08***...........................       5,850,000         5,850,000
                                                    --------------    --------------
Total Corporate Bonds (cost         ).............  $    5,965,031    $    6,040,406
                                                    --------------    --------------
Total Investments (total cost         ) --99.6%...  $1,279,773,226    $1,893,574,435
                                                    --------------    --------------
Cash, Receivables and Other Assets, Net of
  Liabilities -- 0.4%.............................  $    7,720,664    $    6,886,949
                                                    --------------    --------------
NET ASSETS -- 100%................................  $1,287,493,890    $1,900,461,384
                                                    --------------    --------------

                      STATEMENT OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 31, 2002

                                          JANUS STRATEGIC    JANUS SPECIAL
                                            VALUE FUND      SITUATIONS FUND   ADJUSTMENT      PROFORMA
                                          ---------------   ---------------   ----------     ----------
                                           (ALL NUMBERS IN THOUSANDS EXCEPT NET ASSET VALUE PER SHARE)
Assets:
Investments at cost.....................    $1,452,565        $  746,281                     $2,198,846
Investments at value....................    $1,279,773        $  613,801                     $1,893,574
  Cash..................................         7,346                --                          7,346
  Receivables:
     Investments sold...................         5,192             2,637                          7,829
     Fund shares sold...................           259               808                          1,067
     Dividends..........................         1,069               443                          1,512
     Interest...........................           184                --                            184
  Other assets..........................             6                 1                              7
  Forward currency contracts............           241               407                            648
                                            ----------        ----------        ------       ----------
Total Assets............................     1,294,070           618,097                      1,912,167
                                            ==========        ==========        ======       ==========
Liabilities:
  Payables
     Due to Custodian...................            --               629                            629
     Investments purchased..............         3,308             2,047                          5,355
     Fund shares repurchased............         1,508             1,650                          3,158
     Advisory fees......................           703               325                          1,028
     Transfer agent fees and expenses...           527               252                            779
  Accrued expenses......................           530               227                            757
                                            ----------        ----------        ------       ----------
Total Liabilities.......................         6,576             5,130                         11,706
                                            ==========        ==========        ======       ==========
Net Assets..............................    $1,287,494        $  612,967                     $1,900,461
Net Assets Consist of:
     Capital (par value and paid-in
       surplus).........................    $2,054,941        $1,132,301                     $3,187,242
     Accumulated net investment
       income/(loss)....................           231              (238)                            (7)
     Accumulated net realized
       gain/(loss) from investments.....      (595,129)         (387,023)                      (982,152)
     Unrealized
       appreciation/(depreciation) of
       investments and foreign currency
       translations.....................      (172,549)         (132,073)                      (304,622)
                                            ----------        ----------        ------       ----------
                                            $1,287,494        $  612,967                     $1,900,461
                                            ==========        ==========        ======       ==========
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized).........       185,314            59,135        29,062(A)       273,511
                                            ----------        ----------        ------       ----------
Net Asset Value Per Share...............    $     6.95        $    10.37                     $     6.95
                                            ==========        ==========        ======       ==========

---------------

(A)  Reflects new shares issued. (Calculation: Net Assets/NAV per share)

                            STATEMENT OF OPERATIONS
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002

                                                   JANUS
                                                  SPECIAL       JANUS
                                                 SITUATIONS   STRATEGIC
                                                    FUND      VALUE FUND   ADJUSTMENT     PROFORMA
                                                 ----------   ----------   ----------     ---------
                                                             (ALL NUMBERS IN THOUSANDS)
Investment income
  Interest.....................................  $      78    $     677                   $     755
  Dividends....................................      5,657       18,256                      23,913
  Foreign tax withheld.........................       (422)        (624)                     (1,046)
                                                 ---------    ---------       ----        ---------
Total Investment Income........................      5,313       18,309                      23,622
                                                 =========    =========       ====        =========
Expenses:
  Advisory fees................................      5,751       11,755         --           17,506
  Transfer agent fees and expenses.............      2,289        5,046       (497)(A)        6,838
  Registration fees............................         63           55        (43)(B)           75
  Postage and mailing expenses.................        156          435                         591
  Custodian fees...............................         97          191        (60)(A)          228
  Printing expenses............................        230          627                         857
  Audit fees...................................         17           28        (17)(B)           28
  Trustees' fees and expenses..................          9           14                          23
  Other expenses...............................         55           88        (20)(B)          123
                                                 ---------    ---------       ----        ---------
Total Expenses.................................      8,667       18,239       (637)          26,269
                                                 =========    =========       ====        =========
Expense and Fee Offsets........................       (331)        (450)        --             (781)
Net Expenses...................................      8,336       17,789       (637)          25,488
Excess Expense Reimbursement...................         --           --         --               --
Net Expenses After Reimbursement...............      8,336       17,789       (637)          25,488
Net Investment Income/(Loss)...................     (3,023)         520                      (1,866)
                                                 ---------    ---------       ----        ---------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Net realized gain/(loss) from securities
     transactions..............................   (122,354)    (195,933)                   (318,287)
  Net realized gain/(loss) from foreign
     currency transactions.....................     (3,606)      (8,815)                    (12,421)
  Change in net unrealized appreciation or
     depreciation of investments and foreign
     currency translations.....................    (47,270)     (71,260)                   (118,530)
                                                 ---------    ---------       ----        ---------
Net Realized and Unrealized Gain/(Loss) on
  Investments..................................   (173,230)    (276,008)                   (449,238)
Net Increase/(Decrease) in Net Assets Resulting
  from Operations..............................  $(176,253)   $(275,488)                  $(451,104)
                                                 =========    =========       ====        =========

---------------

(A)  Reflects adjustment in expenses due to effects of new contractual rates.

(B)  Reflects adjustment in expenses due to elimination of duplicative services.

FORWARD CURRENCY CONTRACTS, OPEN AT OCTOBER 31, 2002

       CURRENCY UNITS SOLD
---------------------------------
 JANUS SPECIAL    JANUS STRATEGIC
SITUATIONS FUND     VALUE FUND         COMBINED      CURRENCY SOLD AND SETTLEMENT DATE
---------------   ---------------   --------------   ---------------------------------
            --     4,100,000,000     4,100,000,000    Japanese Yen 2/21/03
26,600,000,000    45,500,000,000    72,100,000,000    South Korean Won 2/3/03
 2,500,000,000     3,500,000,000     6,000,000,000    South Korean Won 2/25/03

            CURRENCY VALUE IN $U.S.                          UNREALIZED GAIN/(LOSS)
-----------------------------------------------   ---------------------------------------------
 JANUS SPECIAL    JANUS STRATEGIC                  JANUS SPECIAL    JANUS STRATEGIC
SITUATIONS FUND     VALUE FUND       COMBINED     SITUATIONS FUND     VALUE FUND      COMBINED
---------------   ---------------   -----------   ---------------   ---------------   ---------
                    $33,642,639     $33,642,639      $     --          $(471,118)     $(471,118)
   21,673,592        37,073,250      58,746,842       456,191            780,327      1,236,518
    2,033,347         2,846,686       4,880,033       (48,700)           (68,180)      (116,880)
  -----------       -----------     -----------      --------          ---------      ---------
  $23,706,939       $73,562,575     $97,269,514      $407,491          $ 241,029      $ 648,520
  ===========       ===========     ===========      ========          =========      =========

SUMMARY OF INVESTMENTS BY COUNTRY, OCTOBER 31, 2002

                                                                                       % OF
                                                                                    INVESTMENT
                                                  MARKET VALUE                      SECURITIES
                               --------------------------------------------------   ----------
                                JANUS SPECIAL    JANUS STRATEGIC
COUNTRY                        SITUATIONS FUND     VALUE FUND         COMBINED       COMBINED
-------                        ---------------   ---------------   --------------   ----------
Bermuda......................   $ 19,647,236     $   27,858,202    $   47,505,438       2.5%
India........................     28,738,396         35,194,335        63,932,731       3.4%
Japan........................             --         41,409,620        41,409,620       2.2%
Luxembourg...................     15,140,250         16,014,600        31,154,850       1.6%
Mexico.......................             --         75,496,628        75,496,628       4.0%
South Korea..................     26,213,629         44,700,832        70,914,461       3.7%
United States................    524,061,698      1,039,099,009     1,563,160,707      82.6%
                                ------------     --------------    --------------     -----
                                $613,801,209     $1,279,773,226    $1,893,574,435     100.0%
                                ============     ==============    ==============     =====

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS

ADR American Depository Receipt

   * Non-income producing security

  ** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and forward currency contracts.

 *** Securities are exempt from the registration requirements of the Securities
     Act of 1933 or other provisions and may be deemed to be restricted for resale.

   + Security is a defaulted security in the Janus Strategic Value Fund and Janus Special Situations Fund with accrued interest in the amount of $363,565 and $238,222, respectively, that was written-off August 21, 2001.

   ++ The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities at any time during the period ended October 31, 2002.

                                              PURCHASES                SALES
                                       -----------------------   -----------------    REALIZED     DIVIDEND   MARKET VALUE
                                        SHARES        COST       SHARES     COST     GAIN/(LOSS)    INCOME    AT 10/31/02
                                       ---------   -----------   ------   --------   -----------   --------   ------------
Janus Strategic Value Fund
Kinder Morgan Management LLC(1)......  1,555,669   $44,804,452   26,131   $868,778    $(104,518)       --     $64,908,498
                                       ---------   -----------   ------   --------    ---------      ----     -----------
Janus Special Situations Fund
Bally Total Fitness Holding Corp. ...    250,000   $ 1,887,325       --         --           --        --     $13,204,954
Magnum Hunter Resources, Inc.(2).....    775,000     5,280,654       --         --           --        --      11,845,990
                                       ---------   -----------   ------   --------    ---------      ----     -----------
                                                   $ 7,167,979       --         --           --               $25,050,944
                                       =========   ===========   ======   ========    =========      ====     ===========

---------------

(1) Adjusted for 1.474% for 1 stock split 11/14/01, 1.482% for 1 stock split 2/14/02 and 1.697% for 1 stock split 5/15/02.

(2) Magnum Hunter Resources, Inc. issued 1-per-5 warrants 3/22/02.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statements of Additional Information.

NOTE 2 -- SECURITY VALUATION

     Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Fund's Trustees. in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

NOTE 3 -- CAPITAL SHARES

     The unaudited pro forma net asset value per share assumes additional shares of the Strategic Value Fund issued in connection with the proposed acquisition of the Special Situations Fund as of October 31, 2002. The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Special Situations Fund by the net asset value of the Strategic Value Fund Share.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2002. The fee structures of both funds were materially consistent with one another; therefore the estimated reductions were due to the elimination of duplicate expenses.

NOTE 5 -- MERGER COSTS

     Janus Capital Management LLC ("Janus Capital"), the investment adviser to the Funds, will bear all costs in connection with this reorganization.

NOTE 6 -- FEDERAL INCOME TAXES

     It is the policy of the Funds, to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The surviving Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset the Special Situations Fund's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                 MISCELLANEOUS

AVAILABLE INFORMATION

     The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS

     Certain legal matters in connection with the issuance of Janus Strategic Value Fund shares as part of the Reorganization will be passed upon by Goodwin Procter LLP, counsel to the Trust.

EXPERTS

     The audited financial statements of Janus Strategic Value Fund and Janus Special Situations Fund, incorporated by reference in the Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon which are included in the Annual Reports to shareholders of Janus Strategic Value Fund and Janus Special Situations Fund for the fiscal year ended October 31, 2002. The financial statements of Janus Strategic Value Fund and Janus Special Situations Fund audited by PricewaterhouseCoopers LLP have been incorporated by reference in the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Article VI of Janus Investment Fund's Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
  1(a)    Agreement and Declaration of Trust dated February 11, 1986, is incorporated herein by reference to Exhibit 1(a) to
          Post-Effective Amendment No. 79 to the Registration
          Statement on Form N-1A, filed on December 18, 1996 (File No.
          2-34393).
  1(b)    Form of Amendment to Registrant's Agreement and Declaration
          of Trust is incorporated herein by reference to Exhibit 1(s)
          to Post-Effective Amendment No. 75 to the Registration
          Statement on Form N-1A, filed on September 11, 1996 (File
          No. 2-34393).
  1(c)    Form of Amendment to the Registrant's Agreement and
          Declaration of Trust is incorporated herein by reference to
          Exhibit 1(n) to Post-Effective Amendment No. 81 to the
          Registration Statement on Form N-1A, filed on June 26, 1997
          (File No. 2-34393).
  1(d)    Amendment to Registrant's Agreement and Declaration of
          Trust, dated October 18, 2001, is incorporated herein by
          reference to Exhibit 1(bb) to Post-Effective Amendment No.
          102 to the Registration Statement on Form N-1A, filed on
          December 21, 2001 (File No. 2-34393).
  1(e)    Amended and Restated Agreement and Declaration of Trust,
          dated January 31, 2002, is incorporated herein by reference to Exhibit 1(cc) to Post Effective Amendment No. 103 to the
          Registration Statement on Form N-1A, filed on February 22,
          2002 (File No. 2-34293).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
  1(f)    Form of Certificate of Establishment and Designation for
          Janus Special Situations Fund is incorporated herein by
          reference to Exhibit 1(r) to Post-Effective Amendment No.
          75, filed on September 11, 1996 (File No. 2-34393).
  1(g)    Certificate of Establishment and Designation for Janus
          Strategic Value Fund is incorporated herein by reference to
          Exhibit 1(w) to Post-Effective Amendment No. 88 to the
          Registration Statement on Form N-1A,, filed on November 15,
          1999 (File No. 2-34393)
  2(a)    Restated Bylaws are incorporated herein by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 71 to the
          Registration Statement on Form N-1A, filed on December 20,
          1995 (File No. 2-34393).
  2(b)    First Amendment to the Bylaws is incorporated herein by
          reference to Exhibit 2(b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on
          December 20, 1995 (File No. 2-34393).
  2(c)    Second Amendment to the Bylaws is incorporated herein by
          Reference to Exhibit 2(c) to Post-Effective Amendment No. 96
          to the Registration Statement on Form N-1A, filed on
          December 18, 2000 (File No. 2-34393).
  3       Not applicable.
  4       Agreement and Plan of Reorganization, dated December 10,
          2002.*
  5       Not applicable.
  6(a)    Investment Advisory Agreement for Janus Special Situations
          Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 83 to the
          Registration Statement on Form N-1A, filed on December 15,
          1997 (File No. 2-34393).
  6(b)    Investment Advisory Agreement for Janus Strategic Value Fund
          is incorporated herein by reference to Exhibit 4(p) to
          Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, filed on November 15, 1999 (File No.
          2-34393).
  6(c)    Amendment dated January 31, 2000 to the Investment Advisory
          Agreement for Janus Special Situations Fund dated July 1,
          1997, is incorporated herein by reference to Exhibit 4(bb)
          to Post-Effective Amendment No. 90 to the Registration
          Statement on Form N-1A, filed on January 31, 2000 (File No.
          2-34393).
  6(d)    Amendment dated January 31, 2000 to the Investment Advisory
          Agreement for Janus Strategic Value Fund dated September 14,
          1999, is incorporated herein by reference to Exhibit 4(cc)
          to Post-Effective Amendment No. 90 to the Registration
          Statement on Form N-1A, filed on January 31, 2000 (File No.
          2-34393).
  7(a)    Distribution Agreement between Janus Investment Fund and
          Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to exhibit 5(b) to Post-Effective
          Amendment No. 105, filed on December 13, 2002 (File No.
          2-34393).
  7(b)    Distribution Agreement between Janus Investment Fund and
          Janus Distributors, Inc., dated July 1, 1997, is
          incorporated herein by reference to Exhibit 6 to
          Post-Effective Amendment No. 83 to the Registration
          Statement on Form N-1A, filed on December 15, 1997 (File No.
          2-34393).
  8       Not applicable.
  9(a)    Custodian Contract between Janus Investment Fund and State
          Street Bank and Trust Company is incorporated herein by
          reference to Exhibit 8(a) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on
          December 18, 1996 (File No. 2-34393).
  9(b)    Amendment dated April 25, 1990, of State Street Bank and
          Trust Company Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on
          December 18, 1996 (File No. 2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
  9(c)    Letter Agreement dated February 1, 1991, regarding State
          Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 8(c) to
          Post-Effective Amendment No. 79 to the Registration
          Statement on Form N-1A, filed on December 18, 1996 (File No.
          2-34393).
  9(d)    Letter Agreement dated October 9, 1992, regarding State
          Street Bank and Trust Company Custodian Agreement is
          incorporated herein by reference to Exhibit 8(e) to
          Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, filed on June 26, 1997 (File No.
          2-34393).
  9(e)    Letter Agreement dated April 28, 1993, regarding State
          Street Bank and Trust Company Custodian Agreement is
          incorporated herein by reference to Exhibit 8(f) to
          Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, filed on June 26, 1997 (File No.
          2-34393).
  9(f)    Letter Agreement dated April 4, 1994, regarding State Street
          Bank and Trust Company Custodian Agreement is incorporated herein by reference to Exhibit 8(g) to Post-Effective
          Amendment No. 81 to the Registration Statement on Form N-1A,
          filed on June 26, 1997 (File No. 2-34393).
  9(g)    Letter Agreement dated December 12, 1995, regarding State
          Street Bank and Trust Company Custodian is incorporated
          herein by reference to Exhibit 8(i) to Post-Effective
          Amendment No. 72 to the Registration Statement on Form N-1A,
          filed on March 15, 1996 (File No. 2-34393).
  9(h)    Amendment dated October 11, 1995, of State Street Bank and
          Trust Company Custodian is incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 71 to the
          Registration Statement on Form N-1A, filed on December 20,
          1995 (File No. 2-34393).
  9(i)    Form of Amendment dated September 10, 1996, of State Street
          Bank and Trust Company Custodian is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed on
          September 11, 1996 (File No. 2-34393).
  9(j)    Letter Agreement dated September 10, 1996, regarding State
          Street Bank and Trust Company Custodian is incorporated
          herein by reference to Exhibit 8(l) to Post-Effective
          Amendment No. 75 to the Registration Statement on Form N-1A,
          filed on September 11, 1996 (File No. 2-34393).
  9(k)    Form of Subcustodian Contract between United Missouri Bank,
          N.A., and State Street Bank and Trust Company is
          incorporated herein by reference to Exhibit 8(m) to
          Post-Effective Amendment No. 75 to the Registration
          Statement on Form N-1A, filed on September 11, 1996 (File
          No. 2-34393).
  9(l)    Form of Letter Agreement dated September 9, 1997, regarding
          State Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 8(n) to
          Post-Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, filed on September 16, 1997 (File
          No. 2-34393).
  9(m)    Form of Letter Agreement dated September 14, 1998, regarding
          State Street Bank and Trust Company Custodian is
          incorporated herein by reference to Exhibit 7(o) to
          Post-Effective Amendment No. 85 to the Registration
          Statement on Form N-1A, filed on September 10, 1998 (File
          No. 2-34393).
  9(n)    Letter Agreement dated September 14, 1999, regarding State
          Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(p) to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A, filed on
          November 15, 1999 (File No. 2-34393).
  9(o)    Form of Letter Agreement dated April 3, 2000, regarding
          State Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(r) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on March
          17, 2000 (File No. 2-34393).
  9(p)    Form of Letter Agreement dated September 26, 2000, regarding
          State Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(s) to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on
          September 13, 2000 (File No. 2-34393).
  9(q)    Amendment to State Street Bank and Trust Company Custodian
          Contract dated April 10, 2000 is incorporated herein by
          reference to Exhibit 7(t) to Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A, filed on
          December 18, 2000 (File No. 2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
  9(r)    Foreign Custody Amendment to State Street Bank and Trust
          Company Custodian Contract dated December 5, 2000 is
          incorporated herein by reference to Exhibit 7(u) to
          Post-Effective Amendment No. 96 to the Registration
          Statement on Form N-1A, filed on December 18, 2000 (File No.
          2-34393).
  9(s)    Foreign Custody Manager Addendum to Global Custodial
          Services Agreement dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(v) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).
  9(t)    Form of Amendment to State Street Bank and Trust Company
          Custodian Contract dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(w) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).
  9(u)    Form of Amendment to State Street Bank and Trust Company
          Custodian Contract dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(x) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).
  9(v)    Form of Letter Agreement dated June 29, 2001, regarding
          State Street Bank and Trust Custodian Contract is
          incorporated herein by reference to Exhibit 7(y) to
          Post-Effective Amendment No. 98 to the Registration
          Statement on Form N-1A, filed on March 15, 2001 (File No.
          2-34393).
  9(w)    Form of Letter Agreement dated July 31, 2001 regarding State
          Street Bank and Trust Custodian Contract is incorporated
          herein by reference to Exhibit 7(z) to Post-Effective
          Amendment No. 99 to the Registration Statement on Form N-1A,
          filed on June 1, 2001 (File No. 2-34393).
  9(x)    Amendment to State Street Bank and Trust Company Custodian
          Contract dated June 15, 2001 is incorporated herein by
          reference to Exhibit 7(aa) to Post-Effective Amendment No.
          100 to the Registration Statement on Form N-1A, filed on
          July 31, 2001 (File No. 2-34393).
  9(y)    Amendment to State Street Bank and Trust Company Custodian
          Contract dated June 21, 1988 is incorporated herein by
          reference to Exhibit 7(bb) to Post-Effective Amendment No.
          103, filed on February 22, 2002 (File No. 2-34393).
  9(z)    Form of Letter Agreement regarding Citibank, N.A. Custodian
          Contract is incorporated herein by reference to Exhibit
          7(cc) to Post-Effective Amendment No. 104, filed on February
          28, 2002 (File No. 2-34393).
  9(aa)   Form of Amendment to Subcustodian Contract between Citibank,
          N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective
          Amendment No. 104, filed on February 28, 2002 (File No.
          2-34393).
  9(bb)   Form of Letter Agreement dated February 28, 2003, regarding
          State Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 7(ee) to
          Post-Effective Amendment No. 105, filed on December 13, 2002
          (File No. 2-34393).
  9(cc)   Form of Letter Agreement dated March 21, 2003, regarding
          State Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 7(ff) to
          Post-Effective Amendment No. 106, filed on January 3, 2003
          (File No. 2-34393).
 10       Not applicable.
 11       Opinion of Goodwin Procter LLP with respect to shares of
          Janus Strategic Value Fund is filed herewith as Exhibit 11.
 12       Opinion of Goodwin Procter LLP with respect to tax matters is filed herewith as Exhibit 12.
 13(a)    Letter Agreement dated December 21, 1995, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(f) to
          Post-Effective Amendment No. 72 to the Registration
          Statement on Form N-1A, filed on March 15, 1996 (File No.
          2-34393).
 13(b)    Letter Agreement dated May 21, 1996, regarding Janus Service
          Corporation Transfer Agency Agreement is incorporated by
          reference to Exhibit 9(g) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, filed on May 28,
          1996 (File No. 2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 13(c)    Letter Agreement dated September 10, 1996, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(i) to
          Post-Effective Amendment No. 76 to the Registration
          Statement on Form N-1A, filed on September 23, 1996 (File
          No. 2-34393).
 13(d)    Letter Agreement dated September 9, 1997, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(j) to
          Post-Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, filed on September 16, 1997 (File
          No. 2-34393).
 13(e)    Form of Letter Agreement dated September 14, 1998, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(k) to
          Post-Effective Amendment No. 85 to the Registration
          Statement on Form N-1A, filed on September 10, 1998 (File
          No. 2-34393).
 13(f)    Letter Agreement dated September 14, 1999, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(l) to
          Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, filed on November 15, 1999 (File No.
          2-34393).
 13(g)    Form of Letter Agreement dated April 3, 2000, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(m) to
          Post-Effective Amendment No. 92 to the Registration
          Statement on Form N-1A, filed on March 17, 2000 (File No.
          2-34393).
 13(h)    Form of Letter Agreement dated September 26, 2000, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(o) to
          Post-Effective Amendment No. 96 to the Registration
          Statement on Form N-1A, filed on December 18, 2000 (File No.
          2-34393).
 13(i)    Letter Agreement dated March 13, 2001, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(p) to
          Post-Effective Amendment No. 98 to the Registration
          Statement on Form N-1A, filed on March 15, 2001 (File No.
          2-34393).
 13(j)    Form of Letter Agreement dated July 1, 2001 regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(q) to
          Post-Effective Amendment No. 99 to the Registration
          Statement on Form N-1A, filed on June 1, 2001 (File No.
          2-34393).
 13(k)    Form of Letter Agreement dated July 31, 2001 regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(r) to
          Post-Effective Amendment No. 99, filed on June 1, 2001 (File
          No. 2-34393).
 13(l)    Form of Letter Agreement regarding Janus Service Corporation
          Transfer Agency Agreement is incorporated herein by
          reference to Exhibit 8(s) to Post-Effective Amendment No.
          104, filed on February 28, 2002 (File No. 2-34393).
 13(m)    Amended and Restated Transfer Agency Agreement dated June
          18, 2002, between Janus Investment Fund and Janus Services
          LLC is incorporated herein by reference to Exhibit 8(u) to
          Post-Effective Amendment No. 105, filed on December 13, 2002
          (File No. 2-34393).
 13(n)    Form of Letter Agreement regarding Janus Services LLC
          Transfer Agency Agreement is incorporated herein by
          reference to Exhibit 8(v) to Post-Effective Amendment No.
          105, filed on December 13, 2002 (File No. 2-34393).
 13(o)    Form of Letter Agreement regarding Janus Services LLC
          Transfer Agency Agreement is incorporated herein by
          reference to Exhibit 8(w) to Post-Effective Amendment No.
          106, filed on January 3, 2003 (File No. 2-34393).
 14       Consent of PricewaterhouseCoopers LLP, independent
          accountants, is filed herewith as Exhibit 14.
 15       Not applicable.
 16       Powers of Attorney for Thomas H. Bailey, William F.
          McCalpin, John W. McCarter, Jr., Dennis B. Mullen, James T.
          Rothe, William D. Stewart and Martin M. Waldinger.*
 17       Not applicable.


---------------


* Previously filed

ITEM 17.  UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver and State of Colorado, on the 21st day of January, 2003.


                                          JANUS INVESTMENT FUND

                                          By:        /s/ LOREN M. STARR
                                            ------------------------------------
                                            Name:  Loren M. Starr
                                            Title:   President and Chief
                                                     Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated January 31, 2002, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



                    SIGNATURE                                      TITLE                       DATE
                    ---------                                      -----                       ----

                /s/ LOREN M. STARR                     President and Chief Executive     January 21, 2003
 ------------------------------------------------      Officer (Principal Executive
                  Loren M. Starr                                 Officer)


               /s/ ANITA E. FALICIA                      Vice President and Chief        January 21, 2003
 ------------------------------------------------      Financial Officer (Principal
                 Anita E. Falicia                           Accounting Officer)


                        *                                  Chairman and Trustee          January 21, 2003
 ------------------------------------------------
                 Thomas H. Bailey


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
               William F. McCalpin


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
              John W. McCarter, Jr.


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
                 Dennis B. Mullen


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
                  James T. Rothe

                    SIGNATURE                                      TITLE                       DATE
                    ---------                                      -----                       ----


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
                William D. Stewart


                        *                                         Trustee                January 21, 2003
 ------------------------------------------------
               Martin H. Waldinger


 *By:              /s/ THOMAS A. EARLY
        ------------------------------------------
                     Thomas A. Early
                     Attorney in Fact

                               INDEX TO EXHIBITS


EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 4        Agreement and Plan of Reorganization, dated December 10,
          2002.*
11        Opinion of Goodwin Procter LLP with respect to shares of
          Janus Strategic Value Fund.
12        Opinion of Goodwin Procter LLP with respect to tax matters.
14        Consent of PricewaterhouseCoopers LLP, independent
          accountants.
16        Powers of Attorney for Thomas H. Bailey, William F.
          McCalpin, John W. McCarter, Jr., Dennis B. Mullen, James T.
          Rothe, William D. Stewart and Martin M. Waldinger.*


---------------


* Previously filed